Investment in associates and joint ventures - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in Associates and Joint Ventures [Table]
Balance sheet value	€ 1,587	€ 1,475
Impairment losses		230
Share of result from associates and joint ventures	€ 141	€ 66	€ 82
Future earnings forecast period	5 years
Change in terminal value rate	13.00%
Change in cost of risk rate (bps)	1.12%
Change in discount rate	1.00%
TMB Public Company Limited [member]
Disclosure of Investments in Associates and Joint Ventures [Table]
Percentage of ownership interest	2300.00%	2300.00%
Balance sheet value	€ 1,208	€ 1,202
Share of result from associates and joint ventures	€ 61	€ 70
Terminal growth rate	2.30%	1.60%
Discount rate (cost of equity)	8.74%	8.49%
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Table]
Balance sheet value	€ 1,587	€ 1,475	€ 1,790
Share of result from associates and joint ventures	€ 141	€ 66